5. Equity Incentive Plan (Details Narrative) (Stock Options [Member], USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Stock options granted	1,515,000	4,545,000
Assumptions used
Risk free interest rate, minimum	2.52%
Risk free interest rate, maximum	2.73%
Volatility rate	127.00%
Expected life	5 years
Expected dividends	$ 0
Fair value of options granted		597,269
Research and Development Expense [Member]
Assumptions used
Fair value of options granted		59,136
General and Administrative Expense [Member]
Assumptions used
Fair value of options granted		$ 538,133